UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Todd P. Zerega, Esq.
Perkins Coie LLP
700 13th Street, N.W., Suite 600
Washington, D. C. 20005-3960

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – June 30, 2017

Item 1.  Schedule of Investments.

CHOU OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2017

Equity Securities - 54.5%

Common Stock - 46.0%

Shares	Security Description	Value

Communications - 0.5%
145,181	UTStarcom Holdings Corp. (a)	$348,434

Consumer Discretionary - 5.5%
37,904	Sears Canada, Inc. (a)	1,996
426,608	Sears Holdings Corp. (a)(b)	3,114,238
197,013	Sears Hometown and Outlet Stores, Inc. (a)(b)	502,383

		3,618,617
Consumer Staples - 20.2%
211,319	Ascent Capital Group, Inc., Class A (a)(b)	2,755,600
295,000	Endo International PLC (a)	2,526,675
95,000	Teva Pharmaceutical Industries, Ltd., ADR	1,672,000
441,000	Valeant Pharmaceuticals International, Inc. (a)(c)	6,319,530

		13,273,805
Financials - 3.0%
225,000	MBIA, Inc. (a)(b)	1,957,500

Industrials - 2.5%
95,000	Chicago Bridge & Iron Co. NV (b)	1,596,000

Materials - 14.3%
1,859,777	Resolute Forest Products, Inc. (a)(c)	9,391,874

Total Common Stock (Cost $66,092,538)	30,186,230

Warrants - 8.5%

Shares	Security Description	Exer. Price	Exp. Date	Value
172,430	Bank of America Corp. (a)	$12.81	01/16/19	2,282,973
30,000	JPMorgan Chase & Co. (a)	41.83	10/28/18	1,620,000
77,400	Wells Fargo & Co. (a)	34.01	10/28/18	1,668,744

Total Warrants (Cost $1,235,172)	5,571,717

Preferred Stock - 0.0%

Rate
Communications - 0.0%
500	Overstock.com, Inc.	1.00%	13,495

Total Preferred Stock (Cost $7,840)	13,495

Total Equity Securities (Cost $67,335,550)	35,771,442

Fixed Income Securities - 23.7%

Syndicated Loan - 23.7%

Principal	Security Description	Rate	Maturity	Value

$23,296,667	Exco Resources	15.00%	10/26/20	15,550,525

Total Fixed Income Securities (Cost $18,017,769)	15,550,525

Total Investments in Securities- 78.2% (Cost $85,353,319)	$51,321,967

CHOU OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2017

Written Options - (0.6)%

Call Options Written - (0.6)%

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value

(4,618)	Resolute Forest Products, Inc.	$10.00	10/17	$2,332,090	(4,618)
(4,000)	Valeant Pharmaceuticals International, Inc.	27.50	01/19	5,732,000	(360,000)

Total Written Options (Premiums Received $(1,074,952))	(364,618)

Other Assets & Liabilities, Net – 22.4%	14,683,081
Net Assets – 100.0%	$65,640,430
ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)
This security or a portion of the security is out on loan as of September 30, 2017, and may be collateralized by cash not reflected on this Schedule of Investments.  Total loaned securities had a value of $4,360,149.

(c)	Subject to call option written by the Fund.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock	$30,186,230	$-	$-	$30,186,230
Warrants	5,571,717	-	-	5,571,717
Preferred Stock	13,495	-	-	13,495
Syndicated Loans	-	15,550,525	-	15,550,525
Total Investments At Value	$35,771,442	$15,550,525	$-	$51,321,967

Total Assets	$35,771,442	$15,550,525	$-	$51,321,967

Liabilities
Other Financial Instruments**
Written Options	$(360,000)	$(4,618)	$-	$(364,618)

Total Liabilities	$(360,000)	$(4,618)	$-	$(364,618)
**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are valued at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers.  As of September 30, 2017, there was $(4,618) transferred from Level 1 into Level 2 and $13,495 transferred from Level 2 into Level 1 due to securities using a mean between bid and ask quotations versus a quoted price.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CHOU INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2017

Equity Securities - 16.9%

Common Stock - 10.7%

Shares	Security Description	Value

Consumer Discretionary - 6.3%
788,273	Wow Unlimited Media, Inc., Class A (a)	$1,124,525

Energy - 4.4%
2,452	Contura Energy, Inc. (a)	145,355
31,249	SandRidge Energy, Inc. (a)	627,792

		773,147

Total Common Stock (Cost $1,855,432)	1,897,672

Preferred Stock - 6.2%

Rate

Financials - 5.0%
50,765	Sears Roebuck Acceptance Corp.	7.00%	498,131
36,107	Sears Roebuck Acceptance Corp.	7.40	373,076

			871,207
Materials - 1.2%
639,000	Centrus Energy Corp. (b)	7.50	217,260

Total Preferred Stock (Cost $1,104,796)	1,088,467

Total Equity Securities (Cost $2,960,228)	2,986,139

Fixed Income Securities - 47.3%

Corporate Convertible Bonds - 15.9%

Principal	Security Description	Rate	Maturity	Value
Consumer Staples - 13.6%
$3,000,000	Ascent Capital Group, Inc.	4.00	07/15/20	2,405,625

Financials - 2.3%
850,000	Atlanticus Holdings Corp.	5.88	11/30/35	410,125

Total Corporate Convertible Bonds (Cost $3,152,439)	2,815,750

Corporate Non-Convertible Bonds - 18.8%

Consumer Staples - 12.6%
800,000	Avangardco Investments Public, Ltd. (c)	10.00	10/29/18	194,000
1,000,000	Mriya Agro Holding PLC (d)	9.45	04/19/18	55,200
5,101,866	Ukrlandfarming PLC (d)	10.88	03/26/18	1,272,278
800,000	Valeant Pharmaceuticals International, Inc. (b)	6.13	04/15/25	705,000

				2,226,478
Energy - 4.1%
1,000,000	Westmoreland Coal Co. (b)	8.75	01/01/22	725,000

Materials - 2.1%
453,617	Centrus Energy Corp. (b)	8.25	02/28/27	362,893
225,000	Sino-Forest Corp. (c)	6.25	10/21/17	703
400,000	Sino-Forest Corp. (c)	6.25	10/21/17	1,250

				364,846

Total Corporate Non-Convertible Bonds (Cost $8,120,529)	3,316,324

Syndicated Loans - 12.6%

42,224	Dex Media, Inc.	11.23	07/29/21	145,424
3,115,000	EXCO Resources, Inc. (e)	15.00	10/26/20	2,079,263

Total Syndicated Loans (Cost $2,738,728)	2,224,687

Total Fixed Income Securities (Cost $14,011,696)	8,356,761

Total Investments - 64.2% (Cost $16,971,924)	$11,342,900

Other Assets & Liabilities, Net – 35.8%	6,324,034

Net Assets – 100.0%	$17,666,934

CHOU INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2017

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,010,153 or 11.4% of net assets.
(c)	Security represents entitlement to potential distributions from a litigation trust.
(d)	Security is currently in default.
(e)	Payment in Kind Security. Security that gives the issuer the option as each interest payment date of making interest payments in either cash or additional debt securities.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock	$1,897,672	$-	$-	$1,897,672
Preferred Stock	-	1,088,467	-	1,088,467
Corporate Convertible Bonds	-	2,815,750	-	2,815,750
Corporate Non-Convertible Bonds	-	3,316,324	-	3,316,324
Syndicated Loans	-	2,224,687	-	2,224,687

Total Assets	$1,897,672	$9,445,228	$-	$11,342,900

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis S. M. Chou
Francis S. M. Chou, Principal Executive Officer
Date:	November 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis S. M. Chou
Francis S. M. Chou, Principal Executive Officer
Date:	November 9, 2017

By:	/s/ Michale J. McKeen
Michael J. McKeen, Principal Financial Officer
Date:	November 9, 2017